DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Organization) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2016
Variable Interest Entity [Line Items]
Cash	$ 77,236		¥ 530,984		¥ 537,701
Amounts due from related parties	2,369		9,938		16,492
Prepaid expenses and other current assets	19,038		171,466		132,539
Total current assets	115,093		925,574		801,255
Property and equipment	82,828		626,068		576,633
Long term investments	9,735		59,651		67,773
Right-of-use assets	111,102				773,472
Other non-current assets	17,455		122,000		121,517
Total assets	360,829		1,878,047		2,512,020
Accounts payable	2,379		18,529		16,563
Deferred revenue	223,280		830,019		1,554,431
Operating lease liabilities-current	34,719				241,710
Income taxes payable	10,008		71,847		69,671
Accrued expenses and other current liabilities	57,106		365,428		397,558
Amounts due to related parties	34		872		239
Total current liabilities	340,333		1,300,421		2,369,334
Deferred revenue-non current	4,530				31,539
Operating lease liabilities-non current	73,086				508,810
Other non-current liabilities	776		5,983		5,401
Total liabilities	418,725		1,306,404		2,915,084
Net revenues	294,659	¥ 2,051,354	2,085,371	¥ 1,753,695
Net loss	$ (149,225)	(1,038,878)	(592,199)	(147)
Equity Method Investment, Ownership Percentage						13.90%
Tarena Entities [Member]
Variable Interest Entity [Line Items]
Cash			1,376		211
Amounts due from Tarena International and its wholly-owned subsidiaries			34,331		39,464
Amounts due from related parties			4		4
Prepaid expenses and other current assets			617		2,269
Total current assets			36,328		41,948
Property and equipment			2,652		2,121
Long term investments			38,380		48,380
Deferred income tax assets			916
Right-of-use assets					7,083
Other non-current assets			333		363
Total assets			78,609		99,895
Accounts payable					282
Deferred revenue					51,808
Operating lease liabilities-current					2,574
Income taxes payable			3,398		2,049
Accrued expenses and other current liabilities			2,115		17,397
Amounts due to Tarena International and its wholly-owned subsidiaries			89,884		74,991
Amounts due to related parties					130
Total current liabilities			95,397		149,231
Deferred revenue-non current					215
Operating lease liabilities-non current					3,843
Other non-current liabilities			267		122
Total liabilities			95,664		¥ 153,411
Net revenues		32,013	4,232
Net loss		(37,565)	(16,900)	(11,597)
Net cash used in operating activities		36,902	1,540	(2,996)
Net cash used in investing activities		(34,226)	(24,083)	(29,380)
Net cash provided by (used in) financing activities		¥ (3,841)	¥ 23,625	¥ 32,040
Mr. Han [Member] | Tarena Entities [Member]
Variable Interest Entity [Line Items]
Equity Method Investment, Ownership Percentage	68.50%				68.50%
Mr. Li [Member] | Tarena Entities [Member]
Variable Interest Entity [Line Items]
Equity Method Investment, Ownership Percentage	0.10%				0.10%
Loan Agreements [Member]
Variable Interest Entity [Line Items]
Debt Instrument, Initial Expiration Year	2026	2026
Loan Agreements [Member] | Equity Holders [Member]
Variable Interest Entity [Line Items]
Debt Instrument, Face Amount					¥ 6,000